Common Shares (Details Narrative) - CAD ($)						1 Months Ended		12 Months Ended
	Jul. 02, 2024	Jun. 14, 2024	Dec. 15, 2023	Jul. 10, 2023	Mar. 14, 2023	Apr. 30, 2025	Aug. 31, 2023	Jan. 31, 2026	Jan. 31, 2025
Statement [Line Items]
Subscription proceeds									$ 43,100
Fair value of shares issued								$ 81,962,334	$ 79,965,358
Shelf Prospectus [Member]
Statement [Line Items]
Common shares issued						14,999,303		250,000	218,750
Common shares price per shares								$ 0.10	$ 0.10
Proceeds from share purchase warrants								$ 25,000
Fair value of shares issued						$ 1,349,937		2,348	$ 19,688
Amounts due to related parties						1,499,930
Gains from extinguishment/forgiveness of debts						$ 149,993
Received subscription proceeds								$ 198,191
Non Brokered Private Placement [Member]
Statement [Line Items]
Share issue costs totaling							$ 12,999
Brokers fee							$ 7,600
Common shares issued	1,750,000	5,300,000	2,000,000	2,200,000	3,571,429		2,950,000
Common shares price per shares	$ 0.10	$ 0.13	$ 0.10	$ 0.10	$ 0.11		$ 0.10
Fair value of warrants issued	$ 0.13	$ 0.10					$ 5,399
Issuance of share purchase warrants, shares							114,000
Gross proceeds for common shares	$ 175,000	$ 530,000	$ 200,000	$ 220,000	$ 357,143		$ 295,000
Common shares issuance expiry date	July 1, 2026	June 13, 2026	December 14, 2025	July 9, 2028	March 14, 2028		August 30, 2025
Common shares issuance cost of fair value			$ 80,000	$ 44,000	$ 48,846		$ 44,250
Common shares issuance cancelled									189,708
Private Placement [Member]
Statement [Line Items]
Share issue costs totaling					228,972
Brokers fee					84,000
Other transaction costs					105,000
Fair value of warrants issued					$ 39,972
Exercise price					$ 0.10
Description of warrants					the Company closed on a brokered private placement and issued 15,000,000 units at price of $0.10 per unit for gross proceeds of $1,500,000 (Note 14). Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.15 and expiring on March 14, 2028
Issuance of share purchase warrants, shares					840,000
Issuance of share purchase warrants, value					$ 25,000
Common shares issuance expiry date					March 14, 2025